Profit/(loss) on disposal of subsidiaries, associates and joint ventures (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gains (losses) on disposals of investments [abstract]
Gain (loss) on the sale of assets of disposal group	£ (187)	£ (420)	£ 637